Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 485	$ 280	$ 280
Provided for the year	(49)	(69)	(162)	$ (133)	$ (117)
Ending balance	439		485	280
Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	21	55	55
Ending balance			21	55
Furniture and Other Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	464	225	225
Ending balance			464	225
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	928	561	561	511
Additions			367	50
Ending balance			928	561	511
Gross carrying amount [member] | Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	135	135	135	117
Additions				18
Ending balance			135	135	117
Gross carrying amount [member] | Furniture and Other Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	793	426	426	394
Additions			367	32
Ending balance			793	426	394
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(443)	(281)	(281)	(148)
Provided for the year			(162)	(133)
Ending balance			(443)	(281)	(148)
Accumulated depreciation and amortisation [member] | Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(114)	(80)	(80)	(49)
Provided for the year			(34)	(31)
Ending balance			(114)	(80)	(49)
Accumulated depreciation and amortisation [member] | Furniture and Other Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ (329)	$ (201)	(201)	(99)
Provided for the year			(128)	(102)
Ending balance			$ (329)	$ (201)	$ (99)